Consolidated Statements of Net (Loss) Income and Comprehensive (Loss) Income $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 CAD ($) $ / shares
Revenue, net
Product sales, net	$ 20,173	$ 29,109	$ 27,133
Cost of goods sold (Note 7 & 9)	7,272	4,152	3,465
Gross profit	12,901	24,957	23,668
Expenses
Selling	13,399	15,580	11,515
General and administrative	3,395	3,922	3,353
Research and development	4,349	6,681	5,148
Total expense	21,143	26,183	20,016
Other expense (income):
Revaluation of holdback receivable (Note 10)	3,623	1,473	(83)
Impairment loss on intangible assets (Note 9)	6,321		636
Total Other (income) expense	9,944	1,473	553
Finance (income) costs:
Finance (income) expense, net (Note 15)	(1,115)	(1,061)	837
Foreign exchange (gain) loss, net	2,570	(6,461)	(175)
Total Finance costs (income)	1,455	(7,522)	662
Net (loss) income before income taxes	(19,641)	4,823	2,437
Income tax (expense) recovery
Current (Note 14)	(22)	(678)	9,393
Deferred (Note 14)	(123)	(219)	(333)
Income tax expense	(145)	(897)	9,060
Net (loss) income before discontinued operations	(19,786)	3,926	11,497
Net income from discontinued operations, net of tax (Note 5)			31,924
Net (loss) income	(19,786)	3,926	43,421
Item that may be reclassified to profit or loss
Continuing operations	(683)	595	(30)
Discontinued operations			21
Item that will not be reclassified to profit and loss
Revaluation of investment in Sensible Medical at FVOCI (Note 11)	(6,336)
Comprehensive (loss) income	$ (26,805)	$ 4,521	$ 43,412
(Loss) earnings per share from continuing operations
Basic (Note 13(e)) | $ / shares	$ (1.32)	$ 0.25	$ 0.74
Diluted (Note 13(e)) | (per share)	(1.32)	0.24	0.63
Earnings per share from discontinued operations
Basic (Note 13(e)) | (per share)			2.04
Diluted (Note 13(e)) | (per share)			1.76
(Loss) earnings per share
Basic (Note 13(e)) | $ / shares	(1.32)	0.25	2.78
Diluted (Note 13(e)) | (per share)	$ (1.32)	$ 0.24	$ 2.39